Summary of Significant Accounting Policies (Details) - EBP 005 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Master Trust [Line Items]
Investment, contract minimum interest rate	0.00%
Note receivable from participant, allowance for credit loss	$ 0	$ 0
Concentration of investments to net assets	3.20%	3.60%
Total Master Trust Assets
EBP, Master Trust [Line Items]
Investments, value	$ 510,159	$ 558,648
Total Master Trust Assets | Traditional GICs
EBP, Master Trust [Line Items]
Investments, value	23,637	42,850
Total Master Trust Assets | Synthetic GICs
EBP, Master Trust [Line Items]
Investments, value	$ 486,522	$ 515,798